Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net
, as of December 31, were as follows (in thousands):

	2021			2020
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Trademarks	$2,500	$(708)	$1,792	$2,500	$(458)	$2,042
Non-compete agreements	640	(363)	277	640	(235)	405
Others	440	(238)	202	440	(154)	286

	$3,580	$(1,309)	$2,271	$3,580	$(847)	$2,733

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Future amortization of the Company’s intangible assets of December 31, 2021 is as follows (in thousands):

2022	$462
2023	462
2024	289
2025	254
2026	254
Thereafter	550

$2,271